Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,456.5	¥ 1,485.1
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,219.7	1,252.7
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	220.8	216.9
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.1	4.7
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.3	0.5
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.5	6.0
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.1	¥ 4.3

[1]	Includes both written and purchased positions.